RETIREMENT BENEFIT PLANS	6 Months Ended
Jun. 30, 2026
Disclosure of net defined benefit liability (asset) [abstract]
RETIREMENT BENEFIT PLANS	22. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

	30 June 2026	31 December 2025
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	560	524
Unfunded pension and post-retirement medical benefits	(21)	(22)
Total net assets	539	502
a) Defined contribution pension plans
An expense of £41m (H1-25: £39m) was recognised for defined contribution plans in the period and is included in staff costs within operating expenses.
b) Defined benefit pension schemes
A credit to the income statement of £10m (H1-25: £4m) was recognised for defined benefit plans in the period.
The amounts recognised in other comprehensive income were as follows:
For the half year to

	30 June 2026	30 June 2025
	£m	£m
(Loss) on plan assets (excluding amounts included in net interest expense)	(202)	(258)
Actuarial gains arising from changes in demographic assumptions	–	52
Actuarial (losses) arising from experience adjustments	(63)	(69)
Actuarial gains arising from changes in financial assumptions	223	277
Pension remeasurement	(42)	2
During the period, a buy-in transaction covering the majority of deferred and pensioner members in one of the seven sections of the main defined benefit scheme was completed. The transaction insured benefits representing approximately 20% of the total defined benefit obligation. The qualifying insurance policy is included within plan assets. As the premium paid exceeded the present value of the defined benefit obligation covered, a loss on plan assets is included in the loss shown above.
The net assets recognised in the balance sheet were as follows:

	30 June 2026	31 December 2025
	£m	£m
Present value of defined benefit obligations	(6,974)	(7,127)
Fair value of scheme assets	7,513	7,629
Net defined benefit assets	539	502
Actuarial assumptions
The principal actuarial assumptions used for the Scheme were:

	30 June 2026	31 December 2025
	%	%
To determine benefit obligations[1]:
- Discount rate for scheme liabilities	5.9	5.6
- General price inflation	3.0	2.9
- General salary increase	1.0	1.0
- Expected rate of pension increase	2.8	2.8

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
- Males	27.3	27.2
- Females	29.2	29.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28.8	28.7
- Females	30.7	30.6
1 The discount rate and inflation-related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.
The majority of the liability movement in H1-26 was due to the increase in the discount rate, partially offset by an increase in the inflation assumption arising from changes in market conditions as well as adverse inflation experience.
Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		30 June 2026	31 December 2025
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(360)	(377)
General price inflation	50bps increase	290	305
Mortality	Each additional year of longevity assumed	185	195